Shareholder Report	6 Months Ended
	May 31, 2026 USD ($) shares	May 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Horizon Funds
Entity Central Index Key		0001643174
Entity Investment Company Type		N-1A
Document Period End Date		May 31, 2026
Shareholder Report Annual or Semi-Annual		semi-annual shareholder report
Centre American Select Equity Fund | Advisor Class
Shareholder Report [Line Items]
Fund Name		Centre American Select Equity Fund
Class Name		Advisor Class
Trading Symbol		DHAMX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Centre American Select Equity Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/case-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/case-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$63	1.11%

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		1.11%
Net Assets	$ 471,086,896	$ 471,086,896
Holdings Count | shares	48	48
Investment Company, Portfolio Turnover		78.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$471,086,896
Number of Portfolio Holdings	48
Portfolio Turnover Rate (%)	78%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	34.9%
Industrials	21.7%
Materials	16.4%
Financials	11.6%
Energy	6.7%
Real Estate	4.1%
Health Care	3.5%
Consumer Staples	0.9%
Communication Services	0.8%
Cash & Other	-0.6%
Top Holdings	% of Net Assets
NVIDIA Corp.	7.9%
Apple, Inc.	7.2%
Nucor Corp.	3.3%
Broadcom, Inc.	3.3%
Microchip Technology, Inc.	3.0%
Newmont Goldcorp Corp.	2.7%
Air Products & Chemicals, Inc.	2.5%
Antero Resources Corp.	2.5%
Analog Devices, Inc.	2.5%
Rockwell Automation, Inc.	2.5%

Largest Holdings [Text Block]
Top Holdings	% of Net Assets
NVIDIA Corp.	7.9%
Apple, Inc.	7.2%
Nucor Corp.	3.3%
Broadcom, Inc.	3.3%
Microchip Technology, Inc.	3.0%
Newmont Goldcorp Corp.	2.7%
Air Products & Chemicals, Inc.	2.5%
Antero Resources Corp.	2.5%
Analog Devices, Inc.	2.5%
Rockwell Automation, Inc.	2.5%

Centre American Select Equity Fund | Investor Class
Shareholder Report [Line Items]
Fund Name		Centre American Select Equity Fund
Class Name		Investor Class
Trading Symbol		DHANX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Centre American Select Equity Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/case-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/case-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$54	0.96%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.96%
Net Assets	$ 471,086,896	$ 471,086,896
Holdings Count | shares	48	48
Investment Company, Portfolio Turnover		78.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$471,086,896
Number of Portfolio Holdings	48
Portfolio Turnover Rate (%)	78%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	34.9%
Industrials	21.7%
Materials	16.4%
Financials	11.6%
Energy	6.7%
Real Estate	4.1%
Health Care	3.5%
Consumer Staples	0.9%
Communication Services	0.8%
Cash & Other	-0.6%
Top Holdings	% of Net Assets
NVIDIA Corp.	7.9%
Apple, Inc.	7.2%
Nucor Corp.	3.3%
Broadcom, Inc.	3.3%
Microchip Technology, Inc.	3.0%
Newmont Goldcorp Corp.	2.7%
Air Products & Chemicals, Inc.	2.5%
Antero Resources Corp.	2.5%
Analog Devices, Inc.	2.5%
Rockwell Automation, Inc.	2.5%

Largest Holdings [Text Block]
Top Holdings	% of Net Assets
NVIDIA Corp.	7.9%
Apple, Inc.	7.2%
Nucor Corp.	3.3%
Broadcom, Inc.	3.3%
Microchip Technology, Inc.	3.0%
Newmont Goldcorp Corp.	2.7%
Air Products & Chemicals, Inc.	2.5%
Antero Resources Corp.	2.5%
Analog Devices, Inc.	2.5%
Rockwell Automation, Inc.	2.5%

Centre Global Infrastructure Fund | Advisor Class
Shareholder Report [Line Items]
Fund Name		Centre Global Infrastructure Fund
Class Name		Advisor Class
Trading Symbol		DHIVX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Centre Global Infrastructure Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/cgi-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/cgi-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$68	1.30%

Expenses Paid, Amount		$ 68
Expense Ratio, Percent		1.30%
Net Assets	$ 84,749,547	$ 84,749,547
Holdings Count | shares	51	51
Investment Company, Portfolio Turnover		7.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$84,749,547
Number of Portfolio Holdings	51
Portfolio Turnover Rate (%)	7%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Industry Breakdown	% of Net Assets
Oil, Gas & Consumable Fuels	26.5%
Diversified Telecommunication Services	21.5%
Electric Utilities	16.0%
Wireless Telecommunication Services	12.0%
Multi-Utilities	8.8%
Electrical Equipment	6.7%
Transportation Infrastructure	3.3%
Health Care Providers & Services	3.2%
Cash & Other	2.0%
Top Holdings	% of Net Assets
Enbridge, Inc.	6.1%
Verizon Communications, Inc.	5.6%
SoftBank Group Corp.	5.2%
AT&T, Inc.	4.9%
Williams Cos., Inc.	4.4%
Deutsche Telekom AG	3.6%
TC Energy Corp.	3.5%
HCA Healthcare, Inc.	3.2%
Kinder Morgan, Inc.	3.1%
NextEra Energy, Inc.	2.8%
Geographic Breakdown	% of Net Assets
United States	52.4%
Canada	13.0%
Japan	9.0%
Germany	4.5%
France	4.3%
Spain	4.0%
United Kingdom	3.1%
Switzerland	3.1%
Australia	1.9%
Cash & Other	4.7%

Largest Holdings [Text Block]
Top Holdings	% of Net Assets
Enbridge, Inc.	6.1%
Verizon Communications, Inc.	5.6%
SoftBank Group Corp.	5.2%
AT&T, Inc.	4.9%
Williams Cos., Inc.	4.4%
Deutsche Telekom AG	3.6%
TC Energy Corp.	3.5%
HCA Healthcare, Inc.	3.2%
Kinder Morgan, Inc.	3.1%
NextEra Energy, Inc.	2.8%

Centre Global Infrastructure Fund | Investor Class
Shareholder Report [Line Items]
Fund Name		Centre Global Infrastructure Fund
Class Name		Investor Class
Trading Symbol		DHINX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Centre Global Infrastructure Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/cgi-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/cgi-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$60	1.15%

Expenses Paid, Amount		$ 60
Expense Ratio, Percent		1.15%
Net Assets	$ 84,749,547	$ 84,749,547
Holdings Count | shares	51	51
Investment Company, Portfolio Turnover		7.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$84,749,547
Number of Portfolio Holdings	51
Portfolio Turnover Rate (%)	7%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Industry Breakdown	% of Net Assets
Oil, Gas & Consumable Fuels	26.5%
Diversified Telecommunication Services	21.5%
Electric Utilities	16.0%
Wireless Telecommunication Services	12.0%
Multi-Utilities	8.8%
Electrical Equipment	6.7%
Transportation Infrastructure	3.3%
Health Care Providers & Services	3.2%
Cash & Other	2.0%
Top Holdings	% of Net Assets
Enbridge, Inc.	6.1%
Verizon Communications, Inc.	5.6%
SoftBank Group Corp.	5.2%
AT&T, Inc.	4.9%
Williams Cos., Inc.	4.4%
Deutsche Telekom AG	3.6%
TC Energy Corp.	3.5%
HCA Healthcare, Inc.	3.2%
Kinder Morgan, Inc.	3.1%
NextEra Energy, Inc.	2.8%
Geographic Breakdown	% of Net Assets
United States	52.4%
Canada	13.0%
Japan	9.0%
Germany	4.5%
France	4.3%
Spain	4.0%
United Kingdom	3.1%
Switzerland	3.1%
Australia	1.9%
Cash & Other	4.7%

Largest Holdings [Text Block]
Top Holdings	% of Net Assets
Enbridge, Inc.	6.1%
Verizon Communications, Inc.	5.6%
SoftBank Group Corp.	5.2%
AT&T, Inc.	4.9%
Williams Cos., Inc.	4.4%
Deutsche Telekom AG	3.6%
TC Energy Corp.	3.5%
HCA Healthcare, Inc.	3.2%
Kinder Morgan, Inc.	3.1%
NextEra Energy, Inc.	2.8%

Horizon Active Asset Allocation Fund | Investor Class
Shareholder Report [Line Items]
Fund Name		Horizon Active Asset Allocation Fund
Class Name		Investor Class
Trading Symbol		AAANX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Horizon Active Asset Allocation Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/aaa-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/aaa-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$62	1.16%

Expenses Paid, Amount		$ 62
Expense Ratio, Percent		1.16%
Net Assets	$ 781,532,338	$ 781,532,338
Holdings Count | shares	86	86
Investment Company, Portfolio Turnover		36.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$781,532,338
Number of Portfolio Holdings	86
Portfolio Turnover Rate (%)	36%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	10.4%
Communication Services	2.4%
Consumer Discretionary	2.2%
Industrials	1.9%
Materials	0.7%
Health Care	0.5%
Consumer Staples	0.4%
Financials	0.3%
Utilities	0.1%
Cash & Other	81.1%
Geographic Breakdown	% of Net Assets
United States	114.1%
Japan	0.4%
Canada	0.3%
China	0.3%
Taiwan	0.2%
Germany	0.1%
Hong Kong	0.1%
Australia	0.1%
Netherlands	0.1%
Cash & Other	-15.7%
Type of Security	% of Net Assets
Exchange Traded Funds	81.1%
Common Stocks	19.0%
Investments Purchased with Proceeds from Securities Lending	15.9%
Money Market Funds	0.1%
Purchased Options	0.1%
Written Options	-0.1%
Cash & Other	-16.1%

Horizon Active Asset Allocation Fund | Advisor Class
Shareholder Report [Line Items]
Fund Name		Horizon Active Asset Allocation Fund
Class Name		Advisor Class
Trading Symbol		HASAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Horizon Active Asset Allocation Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/aaa-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/aaa-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$70	1.31%

Expenses Paid, Amount		$ 70
Expense Ratio, Percent		1.31%
Net Assets	$ 781,532,338	$ 781,532,338
Holdings Count | shares	86	86
Investment Company, Portfolio Turnover		36.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$781,532,338
Number of Portfolio Holdings	86
Portfolio Turnover Rate (%)	36%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	10.4%
Communication Services	2.4%
Consumer Discretionary	2.2%
Industrials	1.9%
Materials	0.7%
Health Care	0.5%
Consumer Staples	0.4%
Financials	0.3%
Utilities	0.1%
Cash & Other	81.1%
Geographic Breakdown	% of Net Assets
United States	114.1%
Japan	0.4%
Canada	0.3%
China	0.3%
Taiwan	0.2%
Germany	0.1%
Hong Kong	0.1%
Australia	0.1%
Netherlands	0.1%
Cash & Other	-15.7%
Type of Security	% of Net Assets
Exchange Traded Funds	81.1%
Common Stocks	19.0%
Investments Purchased with Proceeds from Securities Lending	15.9%
Money Market Funds	0.1%
Purchased Options	0.1%
Written Options	-0.1%
Cash & Other	-16.1%

Horizon Active Asset Allocation Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name		Horizon Active Asset Allocation Fund
Class Name		Institutional Class
Trading Symbol		HASIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Horizon Active Asset Allocation Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/aaa-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/aaa-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$56	1.06%

Expenses Paid, Amount		$ 56
Expense Ratio, Percent		1.06%
Net Assets	$ 781,532,338	$ 781,532,338
Holdings Count | shares	86	86
Investment Company, Portfolio Turnover		36.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$781,532,338
Number of Portfolio Holdings	86
Portfolio Turnover Rate (%)	36%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	10.4%
Communication Services	2.4%
Consumer Discretionary	2.2%
Industrials	1.9%
Materials	0.7%
Health Care	0.5%
Consumer Staples	0.4%
Financials	0.3%
Utilities	0.1%
Cash & Other	81.1%
Geographic Breakdown	% of Net Assets
United States	114.1%
Japan	0.4%
Canada	0.3%
China	0.3%
Taiwan	0.2%
Germany	0.1%
Hong Kong	0.1%
Australia	0.1%
Netherlands	0.1%
Cash & Other	-15.7%
Type of Security	% of Net Assets
Exchange Traded Funds	81.1%
Common Stocks	19.0%
Investments Purchased with Proceeds from Securities Lending	15.9%
Money Market Funds	0.1%
Purchased Options	0.1%
Written Options	-0.1%
Cash & Other	-16.1%

Horizon Active Income Fund | Investor Class
Shareholder Report [Line Items]
Fund Name		Horizon Active Income Fund
Class Name		Investor Class
Trading Symbol		AIMNX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Horizon Active Income Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/aim-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/aim-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$47	0.94%

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.94%
Net Assets	$ 291,154,092	$ 291,154,092
Holdings Count | shares	12	12
Investment Company, Portfolio Turnover		20.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$291,154,092
Number of Portfolio Holdings	12
Portfolio Turnover Rate (%)	20%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Type of Security	% of Net Assets
Exchange Traded Funds	99.8%
Investments Purchased with Proceeds from Securities Lending	3.0%
Money Market Funds	0.4%
Cash & Other	-3.2%

Horizon Active Income Fund | Advisor Class
Shareholder Report [Line Items]
Fund Name		Horizon Active Income Fund
Class Name		Advisor Class
Trading Symbol		AIHAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Horizon Active Income Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/aim-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/aim-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$55	1.10%

Expenses Paid, Amount		$ 55
Expense Ratio, Percent		1.10%
Net Assets	$ 291,154,092	$ 291,154,092
Holdings Count | shares	12	12
Investment Company, Portfolio Turnover		20.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$291,154,092
Number of Portfolio Holdings	12
Portfolio Turnover Rate (%)	20%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Type of Security	% of Net Assets
Exchange Traded Funds	99.8%
Investments Purchased with Proceeds from Securities Lending	3.0%
Money Market Funds	0.4%
Cash & Other	-3.2%

Horizon Active Income Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name		Horizon Active Income Fund
Class Name		Institutional Class
Trading Symbol		AIRIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Horizon Active Income Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/aim-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/aim-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$42	0.84%

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.84%
Net Assets	$ 291,154,092	$ 291,154,092
Holdings Count | shares	12	12
Investment Company, Portfolio Turnover		20.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$291,154,092
Number of Portfolio Holdings	12
Portfolio Turnover Rate (%)	20%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Type of Security	% of Net Assets
Exchange Traded Funds	99.8%
Investments Purchased with Proceeds from Securities Lending	3.0%
Money Market Funds	0.4%
Cash & Other	-3.2%

Horizon Active Risk Assist Fund | Investor Class
Shareholder Report [Line Items]
Fund Name		Horizon Active Risk Assist Fund
Class Name		Investor Class
Trading Symbol		ARANX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Horizon Active Risk Assist Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/ara-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/ara-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$61	1.16%

Expenses Paid, Amount		$ 61
Expense Ratio, Percent		1.16%
Net Assets	$ 1,597,025,378	$ 1,597,025,378
Holdings Count | shares	121	121
Investment Company, Portfolio Turnover		21.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$1,597,025,378
Number of Portfolio Holdings	121
Portfolio Turnover Rate (%)	21%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	7.4%
Communication Services	1.7%
Consumer Discretionary	1.5%
Industrials	1.4%
Materials	0.5%
Health Care	0.4%
Consumer Staples	0.3%
Financials	0.2%
Finance and Insurance	0.1%
Cash & Other	86.5%
Geographic Breakdown	% of Net Assets
United States	99.6%
Japan	0.3%
China	0.2%
Canada	0.1%
Taiwan	0.1%
Germany	0.1%
Hong Kong	0.1%
Australia	0.1%
Netherlands	0.1%
Cash & Other	-0.7%
Type of Security	% of Net Assets
Exchange Traded Funds	85.7%
Common Stocks	13.6%
Investments Purchased with Proceeds from Securities Lending	0.8%
Purchased Options	0.7%
Money Market Funds	0.6%
Written Options	-0.3%
Cash & Other	-1.1%

Horizon Active Risk Assist Fund | Advisor Class
Shareholder Report [Line Items]
Fund Name		Horizon Active Risk Assist Fund
Class Name		Advisor Class
Trading Symbol		ARAAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Horizon Active Risk Assist Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/ara-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/ara-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$69	1.31%

Expenses Paid, Amount		$ 69
Expense Ratio, Percent		1.31%
Net Assets	$ 1,597,025,378	$ 1,597,025,378
Holdings Count | shares	121	121
Investment Company, Portfolio Turnover		21.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$1,597,025,378
Number of Portfolio Holdings	121
Portfolio Turnover Rate (%)	21%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	7.4%
Communication Services	1.7%
Consumer Discretionary	1.5%
Industrials	1.4%
Materials	0.5%
Health Care	0.4%
Consumer Staples	0.3%
Financials	0.2%
Finance and Insurance	0.1%
Cash & Other	86.5%
Geographic Breakdown	% of Net Assets
United States	99.6%
Japan	0.3%
China	0.2%
Canada	0.1%
Taiwan	0.1%
Germany	0.1%
Hong Kong	0.1%
Australia	0.1%
Netherlands	0.1%
Cash & Other	-0.7%
Type of Security	% of Net Assets
Exchange Traded Funds	85.7%
Common Stocks	13.6%
Investments Purchased with Proceeds from Securities Lending	0.8%
Purchased Options	0.7%
Money Market Funds	0.6%
Written Options	-0.3%
Cash & Other	-1.1%

Horizon Active Risk Assist Fund | Institutional Class
Shareholder Report [Line Items]
Fund Name		Horizon Active Risk Assist Fund
Class Name		Institutional Class
Trading Symbol		ACRIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Horizon Active Risk Assist Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/ara-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/ara-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Institutional Class	$56	1.06%

Expenses Paid, Amount		$ 56
Expense Ratio, Percent		1.06%
Net Assets	$ 1,597,025,378	$ 1,597,025,378
Holdings Count | shares	121	121
Investment Company, Portfolio Turnover		21.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$1,597,025,378
Number of Portfolio Holdings	121
Portfolio Turnover Rate (%)	21%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	7.4%
Communication Services	1.7%
Consumer Discretionary	1.5%
Industrials	1.4%
Materials	0.5%
Health Care	0.4%
Consumer Staples	0.3%
Financials	0.2%
Finance and Insurance	0.1%
Cash & Other	86.5%
Geographic Breakdown	% of Net Assets
United States	99.6%
Japan	0.3%
China	0.2%
Canada	0.1%
Taiwan	0.1%
Germany	0.1%
Hong Kong	0.1%
Australia	0.1%
Netherlands	0.1%
Cash & Other	-0.7%
Type of Security	% of Net Assets
Exchange Traded Funds	85.7%
Common Stocks	13.6%
Investments Purchased with Proceeds from Securities Lending	0.8%
Purchased Options	0.7%
Money Market Funds	0.6%
Written Options	-0.3%
Cash & Other	-1.1%

Horizon Defensive Core Fund | Investor Class
Shareholder Report [Line Items]
Fund Name		Horizon Defensive Core Fund
Class Name		Investor Class
Trading Symbol		HESGX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Horizon Defensive Core Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/defc-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/defc-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$47	0.91%

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.91%
Material Change Date		May 15, 2026
Net Assets	$ 530,762,674	$ 530,762,674
Holdings Count | shares	300	300
Investment Company, Portfolio Turnover		7.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$530,762,674
Number of Portfolio Holdings	300
Portfolio Turnover Rate (%)	7%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	34.2%
Financials	9.1%
Communication Services	8.9%
Consumer Discretionary	8.7%
Health Care	8.2%
Industrials	6.2%
Consumer Staples	6.1%
Energy	3.3%
Utilities	2.6%
Cash & Other	12.7%
Type of Security	% of Net Assets
Common Stocks	89.4%
Exchange Traded Funds	8.8%
Real Estate Investment Trusts	1.6%
Money Market Funds	0.2%
Cash & Other	0.0%

Material Fund Change [Text Block]
How has the Fund changed over the past year?

On May 15, 2026, the Fund filed an amendment to its registration statement (which became effective on July 10, 2026) to allow the Fund to use options as a part of its principal investment strategy.

Material Fund Change Strategies [Text Block]		On May 15, 2026, the Fund filed an amendment to its registration statement (which became effective on July 10, 2026) to allow the Fund to use options as a part of its principal investment strategy.
Horizon Defensive Core Fund | Advisor Class
Shareholder Report [Line Items]
Fund Name		Horizon Defensive Core Fund
Class Name		Advisor Class
Trading Symbol		HESAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Horizon Defensive Core Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/defc-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/defc-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$55	1.06%

Expenses Paid, Amount		$ 55
Expense Ratio, Percent		1.06%
Material Change Date		May 15, 2026
Net Assets	$ 530,762,674	$ 530,762,674
Holdings Count | shares	300	300
Investment Company, Portfolio Turnover		7.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$530,762,674
Number of Portfolio Holdings	300
Portfolio Turnover Rate (%)	7%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	34.2%
Financials	9.1%
Communication Services	8.9%
Consumer Discretionary	8.7%
Health Care	8.2%
Industrials	6.2%
Consumer Staples	6.1%
Energy	3.3%
Utilities	2.6%
Cash & Other	12.7%
Type of Security	% of Net Assets
Common Stocks	89.4%
Exchange Traded Funds	8.8%
Real Estate Investment Trusts	1.6%
Money Market Funds	0.2%
Cash & Other	0.0%

Material Fund Change [Text Block]
How has the Fund changed over the past year?

On May 15, 2026, the Fund filed an amendment to its registration statement (which became effective on July 10, 2026) to allow the Fund to use options as a part of its principal investment strategy.

Material Fund Change Strategies [Text Block]		On May 15, 2026, the Fund filed an amendment to its registration statement (which became effective on July 10, 2026) to allow the Fund to use options as a part of its principal investment strategy.
Horizon Defined Risk Fund | Investor Class
Shareholder Report [Line Items]
Fund Name		Horizon Defined Risk Fund
Class Name		Investor Class
Trading Symbol		HNDRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Horizon Defined Risk Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/def-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/def-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$51	1.00%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		1.00%
Net Assets	$ 1,065,109,109	$ 1,065,109,109
Holdings Count | shares	518	518
Investment Company, Portfolio Turnover		1.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$1,065,109,109
Number of Portfolio Holdings	518
Portfolio Turnover Rate (%)	1%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	37.1%
Financials	11.8%
Communication Services	8.9%
Industrials	8.6%
Health Care	8.5%
Consumer Discretionary	8.1%
Consumer Staples	4.7%
Energy	3.3%
Utilities	2.1%
Cash & Other	6.9%
Type of Security	% of Net Assets
Common Stocks	95.1%
Exchange Traded Funds	6.4%
Real Estate Investment Trusts	1.7%
Purchased Options	0.7%
Money Market Funds	0.5%
Investments Purchased with Proceeds from Securities Lending	0.1%
Rights	0.0%
Written Options	-4.6%
Cash & Other	0.1%

Horizon Defined Risk Fund | Advisor Class
Shareholder Report [Line Items]
Fund Name		Horizon Defined Risk Fund
Class Name		Advisor Class
Trading Symbol		HADRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Horizon Defined Risk Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/def-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/def-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$60	1.18%

Expenses Paid, Amount		$ 60
Expense Ratio, Percent		1.18%
Net Assets	$ 1,065,109,109	$ 1,065,109,109
Holdings Count | shares	518	518
Investment Company, Portfolio Turnover		1.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$1,065,109,109
Number of Portfolio Holdings	518
Portfolio Turnover Rate (%)	1%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	37.1%
Financials	11.8%
Communication Services	8.9%
Industrials	8.6%
Health Care	8.5%
Consumer Discretionary	8.1%
Consumer Staples	4.7%
Energy	3.3%
Utilities	2.1%
Cash & Other	6.9%
Type of Security	% of Net Assets
Common Stocks	95.1%
Exchange Traded Funds	6.4%
Real Estate Investment Trusts	1.7%
Purchased Options	0.7%
Money Market Funds	0.5%
Investments Purchased with Proceeds from Securities Lending	0.1%
Rights	0.0%
Written Options	-4.6%
Cash & Other	0.1%

Horizon Equity Premium Income Fund | Investor Class
Shareholder Report [Line Items]
Fund Name		Horizon Equity Premium Income Fund
Class Name		Investor Class
Trading Symbol		HNDDX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Horizon Equity Premium Income Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/epi-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/epi-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$54	1.04%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		1.04%
Net Assets	$ 170,467,355	$ 170,467,355
Holdings Count | shares	206	206
Investment Company, Portfolio Turnover		5.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$170,467,355
Number of Portfolio Holdings	206
Portfolio Turnover Rate (%)	5%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	36.5%
Financials	13.1%
Communication Services	10.5%
Health Care	9.6%
Consumer Discretionary	8.9%
Industrials	7.4%
Consumer Staples	5.9%
Energy	3.5%
Utilities	2.5%
Cash & Other	2.1%
Type of Security	% of Net Assets
Common Stocks	99.6%
Money Market Funds	0.3%
Real Estate Investment Trusts	0.0%
Written Options	-0.1%
Cash & Other	0.2%

Horizon Equity Premium Income Fund | Advisor Class
Shareholder Report [Line Items]
Fund Name		Horizon Equity Premium Income Fund
Class Name		Advisor Class
Trading Symbol		HADUX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Horizon Equity Premium Income Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/epi-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/epi-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$63	1.20%

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		1.20%
Net Assets	$ 170,467,355	$ 170,467,355
Holdings Count | shares	206	206
Investment Company, Portfolio Turnover		5.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$170,467,355
Number of Portfolio Holdings	206
Portfolio Turnover Rate (%)	5%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	36.5%
Financials	13.1%
Communication Services	10.5%
Health Care	9.6%
Consumer Discretionary	8.9%
Industrials	7.4%
Consumer Staples	5.9%
Energy	3.5%
Utilities	2.5%
Cash & Other	2.1%
Type of Security	% of Net Assets
Common Stocks	99.6%
Money Market Funds	0.3%
Real Estate Investment Trusts	0.0%
Written Options	-0.1%
Cash & Other	0.2%

Horizon Multi-Factor Small/Mid Cap Fund | Investor Class
Shareholder Report [Line Items]
Fund Name		Horizon Multi-Factor Small/Mid Cap Fund
Class Name		Investor Class
Trading Symbol		HSMNX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Horizon Multi-Factor Small/Mid Cap Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/smid-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/smid-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$56	1.06%

Expenses Paid, Amount		$ 56
Expense Ratio, Percent		1.06%
Net Assets	$ 749,346,028	$ 749,346,028
Holdings Count | shares	297	297
Investment Company, Portfolio Turnover		114.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$749,346,028
Number of Portfolio Holdings	297
Portfolio Turnover Rate (%)	114%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Financials	22.8%
Industrials	20.0%
Information Technology	11.6%
Consumer Discretionary	10.3%
Health Care	9.7%
Energy	8.7%
Real Estate	5.7%
Materials	3.7%
Consumer Staples	3.3%
Cash & Other	4.2%
Type of Security	% of Net Assets
Common Stocks	94.7%
Real Estate Investment Trusts	5.1%
Money Market Funds	0.2%
Cash & Other	0.0%

Horizon Multi-Factor Small/Mid Cap Fund | Advisor Class
Shareholder Report [Line Items]
Fund Name		Horizon Multi-Factor Small/Mid Cap Fund
Class Name		Advisor Class
Trading Symbol		HSMBX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Horizon Multi-Factor Small/Mid Cap Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/smid-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/smid-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$66	1.24%

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		1.24%
Net Assets	$ 749,346,028	$ 749,346,028
Holdings Count | shares	297	297
Investment Company, Portfolio Turnover		114.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$749,346,028
Number of Portfolio Holdings	297
Portfolio Turnover Rate (%)	114%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Financials	22.8%
Industrials	20.0%
Information Technology	11.6%
Consumer Discretionary	10.3%
Health Care	9.7%
Energy	8.7%
Real Estate	5.7%
Materials	3.7%
Consumer Staples	3.3%
Cash & Other	4.2%
Type of Security	% of Net Assets
Common Stocks	94.7%
Real Estate Investment Trusts	5.1%
Money Market Funds	0.2%
Cash & Other	0.0%

Horizon Multi-Factor U.S. Equity Fund | Investor Class
Shareholder Report [Line Items]
Fund Name		Horizon Multi-Factor U.S. Equity Fund
Class Name		Investor Class
Trading Symbol		USRAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Horizon Multi-Factor U.S. Equity Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/mfue-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/mfue-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$52	1.00%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		1.00%
Net Assets	$ 777,908,650	$ 777,908,650
Holdings Count | shares	159	159
Investment Company, Portfolio Turnover		33.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$777,908,650
Number of Portfolio Holdings	159
Portfolio Turnover Rate (%)	33%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	32.1%
Financials	12.2%
Health Care	11.3%
Communication Services	10.8%
Industrials	7.6%
Energy	6.9%
Consumer Staples	6.0%
Consumer Discretionary	5.1%
Materials	2.9%
Cash & Other	5.1%
Type of Security	% of Net Assets
Common Stocks	97.0%
Real Estate Investment Trusts	2.6%
Money Market Funds	0.3%
Cash & Other	0.1%

Horizon Multi-Factor U.S. Equity Fund | Advisor Class
Shareholder Report [Line Items]
Fund Name		Horizon Multi-Factor U.S. Equity Fund
Class Name		Advisor Class
Trading Symbol		USRTX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Horizon Multi-Factor U.S. Equity Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/mfue-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/mfue-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$60	1.15%

Expenses Paid, Amount		$ 60
Expense Ratio, Percent		1.15%
Net Assets	$ 777,908,650	$ 777,908,650
Holdings Count | shares	159	159
Investment Company, Portfolio Turnover		33.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$777,908,650
Number of Portfolio Holdings	159
Portfolio Turnover Rate (%)	33%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	32.1%
Financials	12.2%
Health Care	11.3%
Communication Services	10.8%
Industrials	7.6%
Energy	6.9%
Consumer Staples	6.0%
Consumer Discretionary	5.1%
Materials	2.9%
Cash & Other	5.1%
Type of Security	% of Net Assets
Common Stocks	97.0%
Real Estate Investment Trusts	2.6%
Money Market Funds	0.3%
Cash & Other	0.1%

Horizon Tactical Fixed Income Fund | Investor Class
Shareholder Report [Line Items]
Fund Name		Horizon Tactical Fixed Income Fund
Class Name		Investor Class
Trading Symbol		HTFNX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Horizon Tactical Fixed Income Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/tfi-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/tfi-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Investor Class	$39	0.78%

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.78%
Net Assets	$ 182,370,957	$ 182,370,957
Holdings Count | shares	9	9
Investment Company, Portfolio Turnover		380.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$182,370,957
Number of Portfolio Holdings	9
Portfolio Turnover Rate (%)	380%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Type of Security	% of Net Assets
Exchange Traded Funds	99.9%
Investments Purchased with Proceeds from Securities Lending	34.0%
Money Market Funds	0.2%
Cash & Other	-34.1%

Horizon Tactical Fixed Income Fund | Advisor Class
Shareholder Report [Line Items]
Fund Name		Horizon Tactical Fixed Income Fund
Class Name		Advisor Class
Trading Symbol		HTFAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Horizon Tactical Fixed Income Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/tfi-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/tfi-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Advisor Class	$46	0.93%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.93%
Net Assets	$ 182,370,957	$ 182,370,957
Holdings Count | shares	9	9
Investment Company, Portfolio Turnover		380.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$182,370,957
Number of Portfolio Holdings	9
Portfolio Turnover Rate (%)	380%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Type of Security	% of Net Assets
Exchange Traded Funds	99.9%
Investments Purchased with Proceeds from Securities Lending	34.0%
Money Market Funds	0.2%
Cash & Other	-34.1%

Horizon Core Bond ETF
Shareholder Report [Line Items]
Fund Name		Horizon Core Bond ETF
Trading Symbol		BNDY
Security Exchange Name		CBOE
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Horizon Core Bond ETF (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/cbf-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/cbf-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Core Bond ETF	$33	0.65%

Expenses Paid, Amount		$ 33
Expense Ratio, Percent		0.65%
Net Assets	$ 249,843,443	$ 249,843,443
Holdings Count | shares	6	6
Investment Company, Portfolio Turnover		0.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$249,843,443
Number of Portfolio Holdings	6
Portfolio Turnover Rate (%)	0%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Type of Security	% of Net Assets
Exchange Traded Funds	99.3%
Money Market Funds	0.4%
Purchased Options	0.1%
Written Options	-0.3%
Cash & Other	0.5%

Horizon Core Equity ETF
Shareholder Report [Line Items]
Fund Name		Horizon Core Equity ETF
Trading Symbol		STOX
Security Exchange Name		CBOE
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Horizon Core Equity ETF (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/cef-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/cef-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Core Equity ETF	$37	0.71%

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.71%
Net Assets	$ 155,149,230	$ 155,149,230
Holdings Count | shares	170	170
Investment Company, Portfolio Turnover		16.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$155,149,230
Number of Portfolio Holdings	170
Portfolio Turnover Rate (%)	16%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	34.5%
Financials	11.1%
Communication Services	9.2%
Health Care	9.0%
Consumer Discretionary	7.9%
Industrials	7.1%
Consumer Staples	5.5%
Energy	3.5%
Materials	1.8%
Cash & Other	10.4%
Portfolio Composition
Type of Security	% of Net Assets
Common Stocks	91.3%
Exchange Traded Funds	6.7%
Real Estate Investment Trusts	1.6%
Money Market Funds	0.2%
Purchased Options	0.0%
Written Options	0.0%
Cash & Other	0.2%

Horizon Digital Frontier ETF
Shareholder Report [Line Items]
Fund Name		Horizon Digital Frontier ETF
Trading Symbol		YNOT
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Horizon Digital Frontier ETF (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/dff-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/dff-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Digital Frontier ETF	$41	0.75%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.75%
Net Assets	$ 124,514,147	$ 124,514,147
Holdings Count | shares	105	105
Investment Company, Portfolio Turnover		57.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$124,514,147
Number of Portfolio Holdings	105
Portfolio Turnover Rate (%)	57%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	50.7%
Industrials	15.6%
Communication Services	12.5%
Consumer Discretionary	8.3%
Materials	8.2%
Financials	1.8%
Utilities	1.2%
Health Care	0.7%
Energy	0.6%
Cash & Other	0.4%
Portfolio Composition
Type of Security	% of Net Assets
Common Stocks	99.6%
Money Market Funds	0.3%
Purchased Options	0.0%
Written Options	-0.3%
Cash & Other	0.4%

Horizon Dividend Income ETF
Shareholder Report [Line Items]
Fund Name		Horizon Dividend Income ETF
Trading Symbol		DIVN
Security Exchange Name		CBOE
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Horizon Dividend Income ETF (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/dif-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/dif-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Dividend Income ETF	$37	0.70%

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.70%
Net Assets	$ 185,702,630	$ 185,702,630
Holdings Count | shares	129	129
Investment Company, Portfolio Turnover		14.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$185,702,630
Number of Portfolio Holdings	129
Portfolio Turnover Rate (%)	14%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	23.5%
Health Care	18.5%
Consumer Staples	13.5%
Financials	13.2%
Energy	7.8%
Consumer Discretionary	7.7%
Industrials	7.4%
Communication Services	7.4%
Materials	0.6%
Cash & Other	0.4%
Portfolio Composition
Type of Security	% of Net Assets
Common Stocks	100.0%
Money Market Funds	0.0%
Written Options	0.0%
Cash & Other	0.0%

Horizon Expedition Plus ETF
Shareholder Report [Line Items]
Fund Name		Horizon Expedition Plus ETF
Trading Symbol		HBTA
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Horizon Expedition Plus ETF (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/hbta-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/hbta-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Expedition Plus ETF	$46	0.86%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.86%
Net Assets	$ 155,893,868	$ 155,893,868
Holdings Count | shares	210	210
Investment Company, Portfolio Turnover		18.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$155,893,868
Number of Portfolio Holdings	210
Portfolio Turnover Rate (%)	18%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	37.5%
Communication Services	10.6%
Industrials	9.9%
Consumer Discretionary	8.8%
Financials	7.6%
Health Care	5.4%
Energy	3.5%
Consumer Staples	3.4%
Materials	1.5%
Cash & Other	11.8%
Portfolio Composition
Type of Security	% of Net Assets
Common Stocks	89.3%
Exchange Traded Funds	8.7%
Real Estate Investment Trusts	1.4%
Money Market Funds	0.4%
Purchased Options	0.3%
Written Options	-0.5%
Cash & Other	0.4%

Horizon Flexible Income ETF
Shareholder Report [Line Items]
Fund Name		Horizon Flexible Income ETF
Trading Symbol		FLXN
Security Exchange Name		CBOE
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Horizon Flexible Income ETF (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/fif-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/fif-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Flexible Income ETF	$41	0.80%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.80%
Net Assets	$ 49,315,590	$ 49,315,590
Holdings Count | shares	6	6
Investment Company, Portfolio Turnover		2.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$49,315,590
Number of Portfolio Holdings	6
Portfolio Turnover Rate (%)	2%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Type of Security	% of Net Assets
Exchange Traded Funds	99.5%
Money Market Funds	0.0%
Purchased Options	0.0%
Written Options	-0.1%
Cash & Other	0.6%

Horizon International Equity ETF
Shareholder Report [Line Items]
Fund Name	Horizon International Equity ETF
Trading Symbol	FRGN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon International Equity ETF (the "Fund") for the period December 2, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/ie-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/ie-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon International Equity ETF[1]	$42	0.75%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.75%
Expenses Short Period Footnote [Text Block]	Expense reported are for the period of December 2, 2025 to May 31, 2026. Expenses for the full reporting period would be higher.
Net Assets	$ 101,362,223	$ 101,362,223
Holdings Count | shares	284	284
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$101,362,223
Number of Portfolio Holdings	284
Portfolio Turnover Rate (%)	64%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Geographic Breakdown	% of Net Assets
Japan	15.3%
Canada	9.5%
Taiwan	8.7%
United Kingdom	8.2%
South Korea	7.9%
France	6.4%
Switzerland	6.1%
Netherlands	5.0%
China	4.5%
Cash & Other	28.4%
Portfolio Composition
Type of Security	% of Net Assets
Common Stocks	97.3%
Exchange Traded Funds	1.0%
Preferred Stocks	0.7%
Real Estate Investment Trusts	0.6%
Money Market Funds	0.0%
Cash & Other	0.4%

Horizon International Managed Risk ETF
Shareholder Report [Line Items]
Fund Name	Horizon International Managed Risk ETF
Trading Symbol	SFTX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon International Managed Risk ETF (the "Fund") for the period December 2, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/imr-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/imr-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon International Managed Risk ETF[1]	$45	0.82%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.82%
Expenses Short Period Footnote [Text Block]	Expense reported are for the period of December 2, 2025 to May 31, 2026. Expenses for the full reporting period would be higher.
Net Assets	$ 424,356,864	$ 424,356,864
Holdings Count | shares	283	283
Investment Company, Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$424,356,864
Number of Portfolio Holdings	283
Portfolio Turnover Rate (%)	108%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Geographic Breakdown	% of Net Assets
Japan	15.5%
Canada	9.5%
Taiwan	8.7%
United Kingdom	8.2%
South Korea	8.0%
France	6.3%
Switzerland	6.0%
Netherlands	5.0%
China	4.5%
Cash & Other	28.3%
Portfolio Composition
Type of Security	% of Net Assets
Common Stocks	97.4%
Exchange Traded Funds	1.0%
Preferred Stocks	0.7%
Real Estate Investment Trusts	0.6%
Cash & Other	0.3%

Horizon Landmark ETF
Shareholder Report [Line Items]
Fund Name		Horizon Landmark ETF
Trading Symbol		BENJ
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Horizon Landmark ETF (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/benj-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/benj-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Landmark ETF	$20	0.40%

Expenses Paid, Amount		$ 20
Expense Ratio, Percent		0.40%
Net Assets	$ 236,287,275	$ 236,287,275
Holdings Count | shares	5	5
Investment Company, Portfolio Turnover		0.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$236,287,275
Number of Portfolio Holdings	5
Portfolio Turnover Rate (%)	0%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2026) Portfolio Composition
Type of Security	% of Net Assets
Purchased Options	100.0%
Money Market Funds	0.4%
Cash & Other	-0.4%

Horizon Managed Risk ETF
Shareholder Report [Line Items]
Fund Name		Horizon Managed Risk ETF
Trading Symbol		SFTY
Security Exchange Name		CBOE
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Horizon Managed Risk ETF (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/mrf-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/mrf-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Managed Risk ETF	$41	0.78%

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.78%
Net Assets	$ 471,620,270	$ 471,620,270
Holdings Count | shares	164	164
Investment Company, Portfolio Turnover		10.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$471,620,270
Number of Portfolio Holdings	164
Portfolio Turnover Rate (%)	10%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Information Technology	34.6%
Financials	11.1%
Communication Services	9.2%
Health Care	9.0%
Consumer Discretionary	7.9%
Industrials	7.0%
Consumer Staples	5.5%
Energy	3.5%
Materials	1.8%
Cash & Other	10.4%
Portfolio Composition
Type of Security	% of Net Assets
Common Stocks	91.3%
Exchange Traded Funds	6.7%
Real Estate Investment Trusts	1.6%
Money Market Funds	0.3%
Cash & Other	0.1%

Horizon Nasdaq-100 Defined Risk ETF
Shareholder Report [Line Items]
Fund Name		Horizon Nasdaq-100 Defined Risk ETF
Trading Symbol		QGRD
Security Exchange Name		NASDAQ
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Horizon Nasdaq-100 Defined Risk ETF (the "Fund") for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://www.horizonmutualfunds.com/n1d-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number		1-855-754-7932
Additional Information Website		https://www.horizonmutualfunds.com/n1d-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Nasdaq-100 Defined Risk ETF	$45	0.85%

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.85%
Net Assets	$ 104,917,050	$ 104,917,050
Holdings Count | shares	12	12
Investment Company, Portfolio Turnover		0.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$104,917,050
Number of Portfolio Holdings	12
Portfolio Turnover Rate (%)	0%

Holdings [Text Block]	What did the Fund invest in? (as of May 31, 2026) Portfolio Composition
Type of Security	% of Net Assets
Purchased Options	99.7%
Money Market Funds	0.1%
Written Options	-0.3%
Cash & Other	0.5%

Horizon Small/Mid Cap Core Equity ETF
Shareholder Report [Line Items]
Fund Name	Horizon Small/Mid Cap Core Equity ETF
Trading Symbol	SMOX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Horizon Small/Mid Cap Core Equity ETF (the "Fund") for the period December 2, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonmutualfunds.com/smcc-fund. You can also request this information by contacting us at 1-855-754-7932.
Additional Information Phone Number	1-855-754-7932
Additional Information Website	https://horizonmutualfunds.com/smcc-fund
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Horizon Small/Mid Cap Core Equity ETF[1]	$40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Expenses Short Period Footnote [Text Block]	Expense reported are for the period of December 2, 2025 to May 31, 2026. Expenses for the full reporting period would be higher.
Net Assets	$ 70,564,167	$ 70,564,167
Holdings Count | shares	293	293
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	What are some key Fund statistics? (as of May 31, 2026)
Net Assets ($)	$70,564,167
Number of Portfolio Holdings	293
Portfolio Turnover Rate (%)	37%

Holdings [Text Block]
What did the Fund invest in?
(as of May 31, 2026)
Portfolio Composition
Sector Breakdown	% of Net Assets
Industrials	23.2%
Financials	15.0%
Information Technology	14.0%
Consumer Discretionary	10.3%
Health Care	8.7%
Real Estate	7.0%
Energy	6.8%
Materials	4.7%
Consumer Staples	4.7%
Cash & Other	5.6%
Portfolio Composition
Type of Security	% of Net Assets
Common Stocks	91.7%
Real Estate Investment Trusts	6.5%
Money Market Funds	0.7%
Purchased Options	0.2%
Written Options	-0.5%
Cash & Other	1.4%